ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Disclosure of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				$ 11,337	$ 11,053
Other comprehensive income (loss)		$ 306	$ 450	216	(740)
Ownership changes	[1]			(1,857)	(374)
Ending balance		11,196	9,757	11,196	9,757
Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				1,928	2,116
Other comprehensive income (loss)				39	(99)
Ownership changes	[1]			59	(137)
Ending balance		2,230	1,731	2,230	1,731
Foreign currency translation | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(144)	(169)
Other comprehensive income (loss)				4	(127)
Ownership changes				(38)	0
Ending balance		(178)	(296)	(178)	(296)
Foreign currency translation | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(199)	(221)
Other comprehensive income (loss)				4	(110)
Ownership changes				38
Ending balance		(157)	(331)	(157)	(331)
FVOCI | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				52	11
Other comprehensive income (loss)				19	6
Ownership changes				(1)	1
Ending balance		70	18	70	18
FVOCI | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				45	9
Other comprehensive income (loss)				16	6
Ownership changes				1
Ending balance		62	15	62	15
Other | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(88)	(60)
Other comprehensive income (loss)				16	22
Ownership changes				1	0
Ending balance		(71)	(38)	(71)	(38)
Other | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(77)	(52)
Other comprehensive income (loss)				16	19
Ownership changes				(2)
Ending balance		(63)	(33)	(63)	(33)
Accumulated other comprehensive income (loss) | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[2]			(180)	(218)
Other comprehensive income (loss)	[2]			39	(99)
Ownership changes	[1],[2]			(38)	1
Ending balance	[2]	(179)	(316)	(179)	(316)
Accumulated other comprehensive income (loss) | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(231)	(264)
Other comprehensive income (loss)				36	(85)
Ownership changes				37
Ending balance		$ (158)	$ (349)	$ (158)	$ (349)

[1]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[2]	See Note 20 for additional information.